CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization	$ (4,500)	$ (3,758)	$ (4,544)